Fair Value of Financial Instruments Fair Value of Financial Instruments - Recurring Fair Value Measurements (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3		$ 0
Derivative Assets				$ 1,000,000				$ 4,000,000
Derivative Liability, Fair Value, Gross Liability		100,000,000		159,000,000		$ 148,000,000		129,000,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers into Level 3		0
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount		0						0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount		0						0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount		0						0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount		0						0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets		0	[1]	1,000,000	[2]			4,000,000	[1]
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net		0		0		0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net		0		0		0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability		100,000,000	[1],[3]	159,000,000	[2]	148,000,000	[3]	129,000,000	[1]
Commodity contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets								2,000,000
Derivative Liability, Fair Value, Gross Liability								3,000,000
Commodity contracts | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets		0	[1]	1,000,000	[2]			2,000,000	[1]
Derivative Liability, Fair Value, Gross Liability		2,000,000	[1],[3]	0	[2]	2,000,000	[3]	3,000,000	[1]
Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets								2,000,000
Derivative Liability, Fair Value, Gross Liability								126,000,000
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	[1]	0						2,000,000
Derivative Liability, Fair Value, Gross Liability		$ 98,000,000	[1],[3]	$ 159,000,000	[2]	$ 146,000,000	[3]	$ 126,000,000	[1]

[1]	There were no assets or liabilities classified as Level 1 or Level 3 as of December 31, 2015, and 2014
[2]	(a) There were no assets or liabilities classified as Level 1 or Level 3 as of June 30, 2016, and December 31, 2015.
[3]	(a) There were no assets or liabilities classified as Level 1 or Level 3 as of March 31, 2016, and December 31, 2015.